ClearBridge Variable Appreciation Portfolio

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.6%
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc.	166,811	$6,333,814

Entertainment - 1.5%
Activision Blizzard Inc.	83,338	6,195,347
Walt Disney Co.	68,703	6,480,754	*

Total Entertainment		12,676,101

Interactive Media & Services - 4.1%
Alphabet Inc., Class A Shares	166,760	15,950,594	*
Alphabet Inc., Class C Shares	162,380	15,612,837	*
Meta Platforms Inc., Class A Shares	23,084	3,132,037	*

Total Interactive Media & Services		34,695,468

Media - 1.0%
Comcast Corp., Class A Shares	297,495	8,725,528

Wireless Telecommunication Services - 1.3%
T-Mobile US Inc.	78,690	10,557,837	*

TOTAL COMMUNICATION SERVICES		72,988,748

CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.5%
General Motors Co.	126,396	4,056,048

Hotels, Restaurants & Leisure - 0.3%
Marriott International Inc., Class A Shares	20,737	2,906,083

Internet & Direct Marketing Retail - 3.0%
Amazon.com Inc.	222,040	25,090,520	*

Specialty Retail - 3.7%
Home Depot Inc.	55,005	15,178,079
TJX Cos. Inc.	246,682	15,323,886

Total Specialty Retail		30,501,965

TOTAL CONSUMER DISCRETIONARY		62,554,616

CONSUMER STAPLES - 6.6%
Beverages - 2.4%
Coca-Cola Co.	163,514	9,160,054
PepsiCo Inc.	65,927	10,763,242

Total Beverages		19,923,296

Food & Staples Retailing - 2.0%
Walmart Inc.	131,931	17,111,451

Food Products - 0.9%
Mondelez International Inc., Class A Shares	134,237	7,360,215

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report	1

ClearBridge Variable Appreciation Portfolio

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	SHARES	VALUE
Household Products - 1.3%
Procter & Gamble Co.	82,716	$10,442,895

TOTAL CONSUMER STAPLES		54,837,857

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Chevron Corp.	116,216	16,696,753
EQT Corp.	133,921	5,457,281
Exxon Mobil Corp.	145,253	12,682,039
Kinder Morgan Inc.	263,565	4,385,722
Pioneer Natural Resources Co.	63,427	13,733,848

TOTAL ENERGY		52,955,643

FINANCIALS - 12.9%
Banks - 4.9%
Bank of America Corp.	438,382	13,239,137
JPMorgan Chase & Co.	189,632	19,816,544
Truist Financial Corp.	75,332	3,279,955
US Bancorp	108,684	4,382,139

Total Banks		40,717,775

Capital Markets - 1.2%
CME Group Inc.	38,455	6,811,534
Intercontinental Exchange Inc.	34,524	3,119,243

Total Capital Markets		9,930,777

Diversified Financial Services - 3.3%
Berkshire Hathaway Inc., Class A Shares	69	28,046,430	*

Insurance - 3.5%
Hartford Financial Services Group Inc.	58,553	3,626,773
Progressive Corp.	81,435	9,463,561
Travelers Cos. Inc.	106,390	16,298,948

Total Insurance		29,389,282

TOTAL FINANCIALS		108,084,264

HEALTH CARE - 14.7%
Health Care Equipment & Supplies - 1.7%
Becton Dickinson and Co.	36,706	8,179,198
Medtronic PLC	16,472	1,330,114
Stryker Corp.	22,899	4,637,964

Total Health Care Equipment & Supplies		14,147,276

Health Care Providers & Services - 3.4%
UnitedHealth Group Inc.	55,708	28,134,768

Life Sciences Tools & Services - 2.4%
Thermo Fisher Scientific Inc.	40,261	20,419,977

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report

ClearBridge Variable Appreciation Portfolio

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.2%
Eli Lilly & Co.	31,323	$10,128,292
Johnson & Johnson	125,978	20,579,766
Merck & Co. Inc.	206,924	17,820,295
Pfizer Inc.	260,786	11,411,995

Total Pharmaceuticals		59,940,348

TOTAL HEALTH CARE		122,642,369

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.2%
Northrop Grumman Corp.	5,136	2,415,564
Raytheon Technologies Corp.	200,758	16,434,050

Total Aerospace & Defense		18,849,614

Air Freight & Logistics - 1.5%
United Parcel Service Inc., Class B Shares	75,815	12,247,155

Commercial Services & Supplies - 1.7%
Waste Management Inc.	91,843	14,714,167

Electrical Equipment - 0.9%
Eaton Corp. PLC	54,467	7,263,719

Industrial Conglomerates - 2.0%
Honeywell International Inc.	101,095	16,879,832

Road & Rail - 1.1%
Canadian Pacific Railway Ltd.	85,955	5,734,918
Union Pacific Corp.	16,081	3,132,900

Total Road & Rail		8,867,818

TOTAL INDUSTRIALS		78,822,305

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 0.5%
Arista Networks Inc.	40,397	4,560,417	*

Electronic Equipment, Instruments & Components - 0.3%
Teledyne Technologies Inc.	8,134	2,744,981	*

IT Services - 4.8%
Automatic Data Processing Inc.	70,802	16,014,704
Fidelity National Information Services Inc.	47,815	3,613,380
Visa Inc., Class A Shares	113,082	20,089,017

Total IT Services		39,717,101

Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV, Registered Shares	13,333	5,537,862
Enphase Energy Inc.	14,522	4,029,419	*

Total Semiconductors & Semiconductor Equipment		9,567,281

Software - 8.6%
Adobe Inc.	25,774	7,093,005	*

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report	3

ClearBridge Variable Appreciation Portfolio

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	SHARES	VALUE
Software - (continued)
Microsoft Corp.	250,107	$58,249,920
Oracle Corp.	104,892	6,405,755

Total Software		71,748,680

Technology Hardware, Storage & Peripherals - 6.0%
Apple Inc.	361,193	49,916,873

TOTAL INFORMATION TECHNOLOGY		178,255,333

MATERIALS - 6.0%
Chemicals - 4.0%
Air Products & Chemicals Inc.	46,168	10,744,678
Ecolab Inc.	39,047	5,639,168
PPG Industries Inc.	102,852	11,384,688
Sherwin-Williams Co.	29,317	6,002,656

Total Chemicals		33,771,190

Construction Materials - 0.6%
Vulcan Materials Co.	32,417	5,112,485

Containers & Packaging - 0.6%
Ball Corp.	105,233	5,084,859

Metals & Mining - 0.8%
ArcelorMittal SA, Registered Shares	310,639	6,184,822

TOTAL MATERIALS		50,153,356

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	51,513	11,059,841

UTILITIES - 0.8%
Electric Utilities - 0.3%
NextEra Energy Inc.	35,056	2,748,741

Multi-Utilities - 0.5%
Sempra Energy	25,505	3,824,220

TOTAL UTILITIES		6,572,961

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $344,476,264)		798,927,293

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report

ClearBridge Variable Appreciation Portfolio

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	2.482%	29,814,257	$29,814,257
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	2.615%	7,453,565	7,453,565	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $37,267,822)			37,267,822

TOTAL INVESTMENTS - 100.0% (Cost - $381,744,086)			836,195,115
Liabilities in Excess of Other Assets - (0.0)%††			(155,771)

TOTAL NET ASSETS - 100.0%			$836,039,344

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2022, the total market value of investments in Affiliated Companies was $7,453,565 and the cost was $7,453,565 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the

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Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$798,927,293	—	—	$798,927,293
Short-Term Investments†	37,267,822	—	—	37,267,822

Total Investments	$836,195,115	—	—	$836,195,115

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,338,748	$20,439,638	20,439,638	$15,324,821	15,324,821	—	$33,544	—	$7,453,565

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